Pensions and Other Postretirement Benefits (Details 3) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Change in plan assets:
Company contributions	$ (16,779)	$ (4,436)	$ (34,665)
Defined benefit pensions	(98,722)	(86,968)
Postretirement benefits other than pensions	(59,789)	(45,592)
Defined Benefit Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	450,728	362,720
Service cost	7,504	5,755	5,871
Interest cost	25,491	24,788	26,263
Amendments	359	1,334
Actuarial loss	30,276	64,423
Participant contributions	498	410
Benefits paid	(30,502)	(25,296)
Foreign currency translation adjustments	8,446	16,594
Curtailment loss	(4,095)	0	0
Curtailment	2,151	0
Termination benefit cost	8,395	0	0
Other adjustments	0	0
Benefit obligation at end of the year	503,346	450,728	362,720
Change in plan assets:
Fair value of plan assets at beginning of year	367,322	300,482
Actual return on plan assets	45,743	73,604
Company contributions	16,779	4,436
Participant contributions	498	410
Benefits paid	(30,502)	(25,296)
Foreign currency translation adjustments	7,760	13,756
Other adjustments	0	(70)
Fair value of plan assets at end of year	407,600	367,322	300,482
Funded status of the plans	(95,746)	(83,406)
Other noncurrent assets	2,976	3,562
Defined benefit pensions	(98,722)	(86,968)
Postretirement benefits other than pensions	0	0
Net benefit liability	(95,746)	(83,406)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	45,592	38,182
Service cost	1,620	1,525	1,892
Interest cost	2,775	2,607	2,540
Amendments	925	0
Actuarial loss	7,769	3,248
Participant contributions	1,077	988
Benefits paid	(3,674)	(2,577)
Foreign currency translation adjustments	1,270	1,602
Curtailment loss	0	0	0
Curtailment	0	0
Termination benefit cost	2,413	0	0
Other adjustments	22	17
Benefit obligation at end of the year	59,789	45,592	38,182
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Company contributions	2,576	1,572
Participant contributions	1,077	988
Benefits paid	(3,674)	(2,577)
Foreign currency translation adjustments	0	0
Other adjustments	21	17
Fair value of plan assets at end of year	0	0	0
Funded status of the plans	(59,789)	(45,592)
Other noncurrent assets	0	0
Defined benefit pensions	0	0
Postretirement benefits other than pensions	(59,789)	(45,592)
Net benefit liability	$ (59,789)	$ (45,592)